Loan Receivable from Third Parties - Schedule of Loan Receivable From Third Parties (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Loan Receivable From Third Parties [Abstract]
Loan receivable from third parties, current	$ 18,794,286	$ 16,996,022	[1]
Total	$ 18,794,286	$ 16,996,022

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4